Consolidated statements of income - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue Table
Health care services	€ 13,264,289,000	€ 14,531,636,000	€ 13,505,363,000
Health care products	3,282,584,000	3,251,936,000	3,064,352,000
Revenue	16,546,873,000	17,783,572,000	16,569,715,000
Costs of revenue:
Health care services	9,899,714,000	10,347,512,000	9,631,341,000
Health care products	1,492,416,000	1,417,806,000	1,322,428,000
Costs of revenue	11,392,130,000	11,765,318,000	10,953,769,000
Gross Profit	5,154,743,000	6,018,254,000	5,615,946,000
Operating (income) expenses:
Selling, general and administrative	2,865,679,000	3,618,073,000	3,132,715,000
Expected Pre Tax Gain On Sale of Investment	(809,003,000)	(25,763,000)	(13,543,000)
Research and development	133,615,000	130,704,000	146,511,000
Income from equity method investees	73,346,000	67,199,000	58,639,000
Operating income	3,037,798,000	2,362,439,000	2,408,902,000
Other (income) expense:
Interest income	147,409,000	51,375,000	63,401,000
Interest expense	448,471,000	416,199,000	426,809,000
Income before income taxes	2,736,736,000	1,997,615,000	2,045,494,000
Income tax expense	511,079,000	443,081,000	625,442,000
Net income	2,225,657,000	1,554,534,000	1,420,052,000
Net income attributable to noncontrolling interests	243,733,000	274,746,000	276,072,000
Net income attributable to shareholders of FMC-AG & Co. KGaA	€ 1,981,924,000	€ 1,279,788,000	€ 1,143,980,000
Basic earnings per share (in dollars per share)	€ 6.47	€ 4.17	€ 3.74
Fully diluted earnings per share (in dollars per share)	€ 6.45	€ 4.16	€ 3.73